Schedule of Investments
December 31, 2024 (unaudited)
Upright Growth Fund

	Shares or Principal
Security Description	Amount ($)	Fair Value ($)(1)

Common Stocks - 85.92%

Agricultural Inputs - 0.12%
The Mosaic Co.	1,200	29,496

Banks - Diversified - 1.15%
Bank of America Corp.	6,000	263,700

Consumer Electronics - 27.10%
Apple, Inc.	24,800	6,210,416

Drug Manufacturers - General - 1.86%
AbbVie, Inc.	2,400	426,480

Drug Manufacturers - Specialty & Generic - 6.43%
Bausch Health Cos., Inc. (2)	2,000	16,120
Teva Pharmaceutical Industries Ltd. ADR (2)	66,102	1,456,888

		1,473,008

Electrical Equipment & Parts - 0.67%
Plug Power, Inc. (2)	72,500	154,425

Insurance - Life - 1.10%
Brighthouse Financial, Inc. (2)	1,000	48,040
MetLife, Inc.	2,500	204,700

		252,740

Integrated Circuit Design - 26.00%
Himax Technologies, Inc. ADR (2)	741,261	5,959,738

Internet Content & Information- 2.43%
Alphabet, Inc. Class C (2)	2,000	380,880
Meta Platforms, Inc. Class A (2)	300	175,653

		556,533
Internet Retail - 0.74%
Alibaba Group Holding Ltd. ADR	2,000	169,580

Semiconductors - 18.31%
ASE Technology Holding Co. Ltd. ADR (2)	10,000	100,700
Silicon Motion Technology Corp. ADR	13,000	702,650
Taiwan Semiconductor Manufacturing Co. Ltd. ADR	17,000	3,357,330
United Microelectronics Corp. ADR (2)	5,500	35,695

		4,196,375

Total Common Stock	(Cost $ 11,754,688)	19,692,492

Exchange-Traded Funds (3) - 8.58%

Direxion Daily 20+ Year Treasury Bull 3X Shares	2,000	301,960
Direxion Daily Aerospace & Defense Bull 3X Shares	3,000	158,370
Direxion Daily Dow Jones Internet Bull 3X Shares	5,500	151,305
Direxion Daily Industrials Bull 3X Shares	4,000	28,400
Direxion Daily Pharmaceutical & Medical Bull 3X Shares	5,000	49,200
Direxion Daily Pharmaceutical & Medical Bull 3X Shares ETF	10,100	275,831
Direxion Daily Real Estate Bull 3X Shares	3,000	164,940
Direxion Daily Robotics, Artificial Intelligence & Automation Index Bull 2X Shares	5,000	199,850
Direxion Daily Semiconductor Bull 3X Shares	1,500	62,820
Direxion Financial Bull 3X Shares	4,000	90,999
Direxion Small Cap Bull 3X Shares	18,000	482,400

Total Exchange-Traded Funds	(Cost $ 1,242,485)	1,966,075

Money Market Registered Investment Companies (4) - 7.13%

Morgan Stanley Institutional Liquidity Fund Government Portfolio - 4.97%	1,237,503	1,237,503
Fidelity Institutional Money Market - Treasury Portfolio - Class I - 4.94%	397,332	397,332

Total Money Market Registered Investment Companies	(Cost $ 1,634,835)	1,634,835

Total Investments - 101.63%	(Cost $ 14,632,009)	23,293,402

Liabilities in Excess of Other Assets - (1.63%)		(373,778)

Total Net Assets - 100.00%		22,919,624

(1) Statement on Financial Accounting Standard No. 157 "Fair Value Measurements" - Various inputs are used in determining the value of the Fund's investments.
These inputs are summarized in the three broad levels listed below.
• Level 1 - quoted prices in active markets for identical securities
• Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
• Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The following is a summary of the inputs used as of December 31, 2024 in valuing the Fund's assets carried at fair value:

	Investments in	Other Financial
Valuation Inputs	Securities	Instruments (9)
Level 1 - Quoted Prices	$23,293,402	$0
Level 2 - Other Significant Observable Inputs	0	-
Level 3 - Significant Unobservable Inputs	-	-
Total	$23,293,402	$0

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, short-term debt instruments and repurchase agreements with a maturity of less than 60 days are valued using amortized cost, in accordance with rules under the Investment
Company Act of 1940. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

(2) Represents non-income producing securities.
(3) Exchange-traded fund.
(4) Investment in affiliate. The yield shown represents the 7-day yield in effect at December 31, 2024.
(9) Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures contracts, which are valued at the unrealized appreciation/depreciation on the instrument.